Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net income	$ 23,291	$ 11,419
Adjusted for the following items:
Depreciation	34,076	36,512
Loss (income) from investments in associates	2,884	(59)
Materials and supplies inventory provision	1,190	1,401
Share-based compensation	5,265	5,111
Finance costs	40,957	29,156
Derecognition of Investment in associate	0	10,559
Loss (gain) on financial instruments	16,167	13,078
Amortization of deferred revenue and cumulative catch-up	(3,931)	(3,930)
Unrealized foreign exchange loss (gain)	(14,853)	15,523
Income tax expense	56,039	47,407
Other	2,473	28
Payment of PSUs and DSUs	(2,245)	(47)
Precious metal stream deposit received	40,016	0
Settlement of provisions	(1,345)	(780)
Increase in cash in trust	(1,673)	(327)
Changes in non-cash operating working capital items	(18,720)	(7,919)
Operating cash flows before taxes	179,591	157,132
Income taxes paid	(38,354)	(52,433)
Net cash provided by operating activities	141,237	104,699
Investing Activities
Additions to mining interests, plant and equipment	(181,449)	(113,716)
Acquisition of 20% interest in Soto Norte	0	(50,000)
Purchase of interests in investments accounted for using equity method	(2,647)	(5,105)
Increase in cash acquired with Soto Norte Acquisition	5,251	0
Acquisition costs and project funding	(6,085)	0
Capitalized interest paid (net)	(13,839)	(6,732)
Net cash used in investing activities	(198,769)	(180,278)
Financing Activities
Net cash proceeds	441,294	0
Payment of lease obligations	(2,451)	(2,982)
Interest paid	(26,527)	(25,145)
Repayment of convertible debenture	(1,325)	0
Increase in gold trust account	0	(769)
Proceeds from exercise of stock options and warrants	30,234	2,956
Net cash provided by (used in) financing activities	121,290	(33,328)
Impact of foreign exchange rate changes on cash and equivalents	(5,845)	4,068
Increase (decrease) in cash and cash equivalents	57,913	(104,839)
Cash and cash equivalents, beginning of period	194,622	299,461
Cash and cash equivalents, end of period	252,535	194,622
Gold Notes
Financing Activities
Repayment of Gold Notes	(14,778)	(7,388)
Interest paid	(3,888)	(4,696)
Senior Notes 2026
Financing Activities
Repayment of Gold Notes	(305,157)	0
Interest paid	(26,411)	(20,625)
Denarius
Adjusted for the following items:
Loss (income) from investments in associates		(2,700)
Investing Activities
Acquisition of 20% interest in Soto Norte		(1,122)
Purchase of interests in investments accounted for using equity method	0	(1,122)
Purchase of Denarius Debenture	$ 0	$ (3,603)